Long Term Debt and Warrants - Additional Information (Details) - USD ($)							3 Months Ended						9 Months Ended	12 Months Ended
	Nov. 21, 2023	Nov. 06, 2023	Nov. 01, 2023	Oct. 11, 2023	Aug. 04, 2023		Mar. 31, 2024		Dec. 31, 2023		Mar. 31, 2023		Sep. 30, 2023	Dec. 31, 2023		Dec. 31, 2022		Mar. 07, 2024	Feb. 26, 2024	Nov. 13, 2023	Sep. 12, 2023
Debt Instrument [Line Items]
Principal amount							$ 31,750,001,000		$ 17,819,220,000					$ 17,819,220,000
Common stock, par value																		$ 0.0001
Warrants Price							5,781,000	[1],[2]	18,554,000	[1],[2],[3],[4]				18,554,000	[1],[2],[3],[4]	$ 0	[3],[4]
Loss on extinguishment of debt														(28,873,000)		0
Fair value of warrants							5,781,328,000	[5]	$ 18,554,494,000	[6],[7]				18,554,494,000	[6],[7]
Loss (gain) on change of fair value of warrant liabilities					$ (6,005,000)	[8]	$ (15,007,000)	[9],[10],[11]			$ 0	[9],[10],[11]		$ 6,529,000	[12],[13]	0	[12],[13]
Warrants exercise price per share							$ 0.404		$ 0.808					$ 0.808
Proceeds from issuance														$ 7,133,000		0
Senior note, net cash proceeds														12,125,000		0
Debt issuance cost														1,355,000		$ 0
Fair value							$ 28,210,609,000		$ 63,520,000,000	[7]				63,520,000,000	[7]
Aggregate Fair Value Of The Company Warrants									$ 18,500,000					$ 18,500,000
Maximum [Member]
Debt Instrument [Line Items]
Principal amount																			$ 35,000,000
Minimum [Member]
Debt Instrument [Line Items]
Principal amount																			$ 25,000,000
Bridge Loan Financing [Member]
Debt Instrument [Line Items]
Minimum financing from the investors		$ 15,000,000
Maximum financing term amount		25,000,000
Net proceeds from financing, after deducting estimated offering expenses		2,600,000
Aggregate carrying amount		$ 9,200,000
Additional outstanding principal amount																				$ 2,500,000
Additional Notes [Member]
Debt Instrument [Line Items]
Principal amount							$ 14,200,000
Convertible Notes [Member]
Debt Instrument [Line Items]
Increase in interest rate in the event of default														15.00%
Interest rate accrual														12.00%
Percentage of amortization payment in initial stated principal amount														11.11%
Debt instrument convertible if converted value in excess of principal														$ 5,000,000
Senior note maturity date							Nov. 15, 2025							Nov. 15, 2025
Convertible Notes [Member] | Maximum [Member]
Debt Instrument [Line Items]
Percentage of outstanding principal amount														175.00%
Convertible Notes [Member] | Minimum [Member]
Debt Instrument [Line Items]
Percentage of outstanding principal amount														150.00%
Common Class A [Member]
Debt Instrument [Line Items]
Common stock, par value							$ 0.0001		$ 0.0001					$ 0.0001		$ 0.0001		$ 0.0001			$ 0.0001
Warrants Price							$ 1,500,000
Loss (gain) on change of fair value of warrant liabilities							$ 12,523,000				$ 0
Debt instrument, convertible, conversion price							$ 0.808		$ 0.808					$ 0.808
Common Class A [Member] | Convertible Notes [Member]
Debt Instrument [Line Items]
Principal amount									$ 1,000,000					$ 1,000,000
Percentage of outstanding shares exceed														19.99%
Number of shraes issued for convertion of debt instrument														1,237.6238
Warrants [Member]
Debt Instrument [Line Items]
Principal amount							$ 31,800,000
Warrants Price									9,196,627,000					$ 9,196,627,000
Fair value of warrants							5,300,000		18,600,000					18,600,000
Fair value							$ 28,200,000
Company Warrants [Member]
Debt Instrument [Line Items]
Principal amount									$ 1,462,078,000					$ 1,462,078,000
Warrants and rights outstanding maturity date	Nov. 21, 2028
Company Warrants [Member] | Common Class A [Member]
Debt Instrument [Line Items]
Common stock, par value	$ 0.125
Warrants purchased	1,299,505								1,500,000					1,500,000
Warrants Price	$ 162,438
Warrants exercise price per share	$ 0.808								$ 0.808					$ 0.808
Company Warrants [Member] | Common Class A [Member] | Maximum [Member]
Debt Instrument [Line Items]
Warrants and rights outstanding maturity date									Nov. 21, 2028					Nov. 21, 2028
Company Warrants [Member] | Common Class A [Member] | Minimum [Member]
Debt Instrument [Line Items]
Warrants and rights outstanding maturity date									Nov. 06, 2028					Nov. 06, 2028
Original Warrants [Member]
Debt Instrument [Line Items]
Principal amount									$ 6,005,975,000					$ 6,005,975,000
Warrants exercise price per share		$ 0.808
Debt issuance cost					$ 6,000,000
Senior Notes [Member] | Original Warrants [Member]
Debt Instrument [Line Items]
Warrants exercise price per share					$ 6.75				$ 0.808					$ 0.808
Share price prior to reverse stock split					$ 0.45
Proceeds from issuance					$ 20,000,000
Original Note [Member]
Debt Instrument [Line Items]
Principal amount		$ 8,000,000
Outstanding term loan advances				$ 100,000
Debt issuance cost					1,400,000
Minimum cash requirement				15,000,000
Payment to the investor				2,100,000
Principal reduction in accrued interest				$ 2,000,000
Debt instrument, default, interest rate				15.00%
Percentage of amount paid in cash				115.00%
Amortization payment, Net			$ 3,100,000
Amortization payment, Gross			$ 2,500,000
Percentage of amortization payment			115.00%
Borrowing capacity, amount			$ 8,000,000
Original Note [Member] | Minimum [Member]
Debt Instrument [Line Items]
Unrestricted and unencumbered cash and cash equivalents				$ 10,500,000
Original Note [Member] | Bridge Loan Financing [Member]
Debt Instrument [Line Items]
Principal amount		8,000,000
Default acceleration payment		1,200,000												$ 1,200,000
Outstanding term loan advances		20,000.00
Loss on extinguishment of debt		7,900,000
Original Note [Member] | Bridge Loan Financing [Member] | Maximum [Member]
Debt Instrument [Line Items]
Outstanding term loan advances		100,000
Original Note [Member] | Original Warrants [Member]
Debt Instrument [Line Items]
Principal amount					12,500,000
Reimbursement premium amount	$ 1,200,000
Loss (gain) on change of fair value of warrant liabilities													$ 4,500,000	3,000,000
Reversal of equity									$ 4,800,000					4,800,000
Senior note, net cash proceeds					12,100,000
Debt issuance cost, fee amount					400,000
Unamortized discount					$ 7,800,000
Warrants to purchase common stock, value									6,000,000
Bridge Notes [Member]
Debt Instrument [Line Items]
Initial fair value of the bridge notes		$ 2,800,000							8,300,000					8,300,000
Senior note maturity date		Nov. 17, 2023
Bridge Notes [Member] | Bridge Loan Financing [Member]
Debt Instrument [Line Items]
Principal amount		$ 3,100,000
Additional JMCM Bridge Notes [Member]
Debt Instrument [Line Items]
Fair value of warrants		1,400,000							2,200,000					2,200,000
Loss (gain) on change of fair value of warrant liabilities														800,000
Additional JMCM Bridge Notes [Member] | Bridge Loan Financing [Member]
Debt Instrument [Line Items]
Principal amount		2,500,000
Additional JMCM Bridge Notes [Member] | Company Warrants [Member]
Debt Instrument [Line Items]
Warrants Price	$ 26,600
Additional JMCM Bridge Notes [Member] | Company Warrants [Member] | Common Class A [Member]
Debt Instrument [Line Items]
Warrants purchased	1,082,921
Additional Bridge Warrants [Member] | Common Class A [Member] | Bridge Loan Financing [Member]
Debt Instrument [Line Items]
Warrants purchased																				869,781
Purchase price																				$ 0.125
Warrants Price																				$ 108,723,000
Warrants exercise price per share																				$ 1.006
Bridge Warrants [Member]
Debt Instrument [Line Items]
Principal amount	$ 17,800,000
Debt instrument fair value remaining amount		2,200,000
Fair value of warrants		$ 800,000							$ 2,700,000					2,700,000
Loss (gain) on change of fair value of warrant liabilities														$ 1,900,000
Warrants and rights outstanding maturity date	Nov. 06, 2028
Bridge Warrants [Member] | Common Class A [Member]
Debt Instrument [Line Items]
Warrants purchased		3,992,368
Purchase price		$ 0.125
Warrants Price		$ 2,200,000
Warrants exercise price per share	$ 0.808	$ 0.808
Bridge Warrants [Member] | Company Warrants [Member]
Debt Instrument [Line Items]
Warrants exercise price per share	$ 0.808
Senior Secured Convertible Notes [Member]
Debt Instrument [Line Items]
Net proceeds from financing, after deducting estimated offering expenses	$ 2,700,000
Fair value	41,600,000
Aggregate Fair Value Of The Company Warrants	10,300
Senior Secured Convertible Notes [Member] | Additional Notes [Member]
Debt Instrument [Line Items]
Principal amount	$ 3,000,000
Senior Secured Convertible Notes [Member] | Company Warrants [Member]
Debt Instrument [Line Items]
Warrants purchased	7,696,627
Senior Secured Convertible Notes [Member] | Company Warrants [Member] | Common Class A [Member]
Debt Instrument [Line Items]
Warrants exercise price per share	$ 0.808
Warrants and rights outstanding maturity date	Nov. 13, 2028
Senior Secured Convertible Notes [Member] | Original Warrants [Member] | Common Class A [Member]
Debt Instrument [Line Items]
Warrants purchased	1,500,000

[1]	An affiliate of a director held Company Warrants with a fair value of $0.9 million and $4.5 million as of March 31, 2024 and December 31, 2023, respectively.
[2]	Warrants to purchase common stock includes Company Warrants (the “Company Warrants”) issued to our Chief Executive Officer (the “CEO”) and our Chief Technology Officer (the “CTO”) in conjunction with the Convertible Notes issued November 21, 2023. As of March 31, 2024, the fair values of the CEO’s and CTO’s Company Warrants were $0.3 million and $0.2 million, respectively. As of December 31, 2023, the fair values of the CEO’s and CTO’s Company Warrants were $1.7 million and $0.9 million, respectively.
[3]	Warrants to purchase common stock includes Company Warrants issued to a related party in conjunction with the Convertible Notes issued November 21, 2023. As of December 31, 2023, the fair value of the Company Warrants was $2.2 million.
[4]	Warrants to purchase common stock includes Company Warrants issued to our Chief Executive Officer (the “CEO”) and our Chief Technology Officer (the “CTO”) in conjunction with the Convertible Notes issued November 21, 2023. As of December 31, 2023, the fair values of the CEO’s and CTO’s Company Warrants were $1.8 million and $0.9 million, respectively.
[5]	Includes the warrants issued on August 4, 2023 (the “Original Warrants”), which are exercisable to purchase 1,500,000 shares of Class A Common Stock; JMCM Holdings LLC is the only holder of the Original Warrants.
[6]	Includes the warrants issued on August 4, 2023, which are exercisable to purchase 1,500,000 shares of Class A Common Stock; JMCM Holdings LLC is the only holder of the Original Warrants.
[7]	Represents the fair value of the Convertible Notes, Company Warrants and Original Warrants as of December 31, 2023, based on the accounting treatment elected by the Company. This does not reflect actual cash value delivered to any holder of the Convertible Notes, including the Kemp Trust and Dr. London. The valuation of such instruments is subject to change, predominantly driven by changes in the market price of a share of the Company’s Class A Common Stock. See the sections entitled Warrants to Purchase Class A Common Stock and Fair Value Option of Accounting in Note 1 — Description of Business, Basis of Presentation and Significant Accounting Policies as well as Note 5 — Fair Value Measurements in these consolidated financial statements.
[8]	amounts have been accounted for as debt discount and are being amortized to interest expense over the term of the loan using the effective interest method.
[9]	Refer to the Condensed Consolidated Statements of Operations for descriptions of related party transactions.
[10]	The Company recognized a gain of $3.6 million during the three months ended March 31, 2024 related to changes in fair value of Company Warrants held by an affiliate of a director.
[11]	The Company recognized gains on change in fair value of Company Warrants held by the CEO and CTO of $1.4 million and $0.7 million, respectively, during the three months ended March 31, 2024.
[12]	The CEO and CTO hold Convertible Notes whose fair values were $7.1 million and $3.6 million, respectively as of December 31, 2023. The Company incurred losses on changes in fair value of the Convertible Notes held by the CEO and CTO of $2.5 million and $1.2 million respectively.
[13]	The Company incurred losses on change in fair value of Company Warrants held by the CEO and CTO of $0.6 million and $0.3 million, respectively.